Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events

7. Subsequent Events

a) On February 23, 2015, the Company entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with PaperNuts Corporation, a corporation established under the laws of the Province of Ontario, Canada (“PaperNuts Canada”), the shareholders of PaperNuts Canada (the “PaperNuts Canada Shareholders”), and Kranti Kumar Kotni, the controlling stockholder of the Company (the “Controlling Stockholder”). Pursuant to the Share Exchange Agreement, the Company agreed to acquire up to 1,220,165 shares, which represents 100% shares of common stock of PaperNuts Canada, from the PaperNuts Canada Shareholders (the “PaperNuts Canada Shares”) in exchange for up to Fifty Two Million (52,000,000) restricted shares of the Company’s common stock (the “Company Shares”).

On February 26, 2015, the Company closed on the Share Exchange Agreement, with 95.6% of the PaperNuts Canada Shareholders exchanging a total of 1,166,540 PaperNuts Canada Shares (the “PaperNuts Exchanged Shares”) for a total of 49,714,654 Company Shares (the “Company Exchanged Shares”). Each PaperNuts Exchanged Share was converted into the number of PaperNuts Exchanged Shares at an exchange ratio of 42.617187019 (the “Exchange Ratio”), rounded, if necessary, up to the nearest whole share (the “Share Exchange”). After the Share Exchange, PaperNuts Canada becomes a majority-owned subsidiary of the Company.

Pursuant to the Share Exchange Agreement, the Company also issued warrants to purchase an aggregate of 5,650,000 shares of the Company’s common stock at exercise prices ranging from $0.056 to $0.075 per share to replace warrants previously held by PaperNuts Canada warrant holders (the “Warrants”). The Warrants are currently exercisable and may be exercised for a period of 24 months from the date of issuance, February 26, 2015.

The Share Exchange Agreement contains customary representations and warranties.

Additionally, as required by the Share Exchange Agreement, the Company and Mr. Kotni entered into a Share Transfer & Assignment Agreement dated February 26, 2015, pursuant to which the Company, following the Closing of the Share Exchange Agreement, transferred to Mr. Kotni all of the issued and outstanding shares of the Company’s formerly wholly-owned subsidiary, Acton Holdings Limited, a Kenyan company. Mr. Kotni assumes all the liabilities of Acton Holdings Limited.

As a result of the Share Exchange Agreement, (i) we have discontinued all prior operations, and our principal business has become the business of PaperNuts Canada, and (ii) PaperNuts became a majority owned subsidiary of the Company. As the PaperNuts Canada Shareholders obtained the majority of the outstanding shares of the Company through the acquisition, the acquisition is accounted for as a reverse merger or recapitalization of the Company. As such, PaperNuts Canada is considered the acquirer for accounting purposes.

b) On April 13, 2015 the Company announced it had completed agreements with three founding shareholders of PaperNuts Corporation for the cancellation of 40,000,000 Common Shares of the Company in exchange for a combination of newly issued Series A Preferred Shares and multiple-voting Series B Preferred Shares.

As per the agreements, the 40,000,000 Common Shares will now to be converted into 2,666,668 Series A Preferred Shares and 1,000,002 multiple-voting Series B Preferred Shares. All common and preferred shares held by Axiom Corp. and PaperNuts Corporation management, insiders, and control persons remain restricted from trading subsequent to SEC Rule 144.

Series A Preferred Shares are convertible into Common Shares at a ratio of 1:10, meaning each Preferred A Share can convert into ten (10) Common Shares of the Company. In addition, holders of each Series A Preferred Share shall have the right to one (1) vote for each Common Share into which such Series A Preferred Share could be converted.

Series B Preferred Shares are convertible into Common Shares at a ratio of 1:10, meaning each Preferred B Share can convert into ten (10) Common Shares of the Company. In addition, holders of each Series B Preferred Share shall have the right to twenty-five (25) votes for each Common Share into which such Series B Preferred Share could be converted.

Unaudited Interim [Member]
Subsequent Events
14.	Subsequent Events

On October 16, 2015, the Company closed a financing transaction pursuant to Securities Purchase Agreements, dated October 5, 2015 (the “Securities Purchase Agreements”) and Convertible Promissory Notes, dated October 5, 2015 (the “Notes”), each entered into by the Company and two investors (the “Purchasers”). Pursuant to the Securities Purchase Agreements, as described below, the principal amount of the Notes is $612,250, and the purchase price of the Notes is $575,000. The terms of the Notes are as follows:

The Notes, dated October 5, 2015, (the “Issue Date”), earn interest at an annual rate equal to 10% and provide for a maturity date of October 5, 2016. The funding calls for $250,000 at the time of closing of the Securities Purchase Agreements and Notes, $75,000 upon the filing of a registration statement with the Securities and Exchange Commission (the “SEC”), $50,000 upon receipt of the first round of comments from the SEC regarding the registrations statement, $100,000 upon the effectiveness of the registration statement, and at the Company’s option, $100,000 thirty (30) days after the registration statement becomes effective. As part of the Securities Purchase Agreements, the Company entered into a Registration Rights Agreement (‘RRA”) with the Purchasers. Pursuant to the RRA, the Company shall use its best efforts to file a registration statement on Form S-1 (the “Registration Statement) with the SEC, registering the shares of common stock which may be issued to the Purchasers pursuant to the Securities Purchase Agreements. The Company must use its commercially reasonable efforts to cause the Registration Statement to be declared effective by the SEC.

Any amount of principal or interest not paid when due on the Notes will bear interest at an annual rate of 24% applied from the due date until the date of payment. The Notes carry an original issue discount of $28,750. The Company agrees to pay the Purchasers $8,500 to cover certain fees incurred in connection with the Securities Purchase Agreements and Notes. The original issue discount and the amount for fees are included in the initial principal amount of the Notes.

The conversion price is equal to 60% multiplied by the lowest average trading price for the Company’s common stock during the twenty (20) day trading period ending on the latest complete trading day prior to the date of conversion. While the Purchasers’ conversion rights exist, the Company will reserve a sufficient number of shares from its authorized and unissued shares of common stock to provide for the issuance of common stock upon the full conversion of the Notes.

In the event the Company redeems the Notes in full, the Company is required to pay off all principal balance, interest and any other amounts owing multiplied by 125%. In the event of default, the amount of principal and accrued interest will be due immediately, multiplied by 130%. The Securities Purchase Agreements restricts the ability of the Purchasers to convert the Note and receive shares of common stock such that the number of shares of common stock held by them in the aggregate and their affiliates after such conversion or exercise does not exceed 4.99% of the then issued and outstanding shares of common stock.

Subsequent to September 30, 2015, the Company repaid the loan payable of $200,000 to the original lender due to arranging another loan payable of $200,000 with a different arm’s length lender.

Subsequent events have been evaluated up to and including November 6, 2015.